ACCOUNTS AND NOTES RECEIVABLE (Tables)	12 Months Ended
Jan. 03, 2015
Receivables [Abstract]
ACCOUNTS AND FINANCING RECEIVABLE

(Millions of Dollars)	2014	2013
Trade accounts receivable	$1,204.6	$1,365.6
Trade notes receivable	136.4	141.5
Other accounts receivable	116.4	135.8
Gross accounts and notes receivable	1,457.4	1,642.9
Allowance for doubtful accounts	(60.7)	(64.4)
Accounts and notes receivable, net	$1,396.7	$1,578.5
Long-term trade notes receivable, net	$169.5	$156.3